CONDENSED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed assets, accumulated depreciation	$ 8,624	$ 7,042	$ 3,874
Intangible assets, accumulated amortization	$ 68,521	$ 60,023	$ 43,029
Preferred Stock, Par Value (in dollars share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	21,828,723	21,457,419	17,604,465
Common stock, shares outstanding	21,828,723	21,457,419	17,604,465